Debt - Schedule of Debt Maturities (Details) $ in Millions	Sep. 30, 2022 USD ($)
Debt Instrument [Line Items]
2023	$ 42
2024	42
2025	42
2026	222
2027	580
2028 and thereafter	50
Total debt principal	978
Term Loan Facility
Debt Instrument [Line Items]
2023	0
2024	0
2025	0
2026	180
2027	0
2028 and thereafter	0
Total debt principal	180
Second Lien Facility
Debt Instrument [Line Items]
2023	42
2024	42
2025	42
2026	42
2027	580
2028 and thereafter	0
Total debt principal	748
Unsecured Convertible Notes
Debt Instrument [Line Items]
2023	0
2024	0
2025	0
2026	0
2027	0
2028 and thereafter	50
Total debt principal	$ 50